Fair Value Accounting - Narrative (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 427,656	$ 319,883
Pooled separate account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,362	1,398
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	321,833	242,094
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	323,195	243,492
NAV | Pooled separate account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	323,000	243,000
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 323,000	$ 243,000